Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 002-90946) certifies (a) that the forms of prospectuses and statements of additional information used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 202 (“Amendment No. 202”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 202 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-13-000583) on April 25, 2013:

Eaton Vance Large-Cap Core Research Fund

Eaton Vance Tax-Managed Growth Fund 1.1

Eaton Vance Tax-Managed Growth Fund 1.2

Parametric Commodity Strategy Fund

(formerly Eaton Vance Parametric Structured Commodity Strategy Fund)

EATON VANCE MUTUAL FUNDS TRUST

By:

/s/ Maureen A. Gemma

      Maureen A. Gemma, Esq.

      Secretary

Date:  May 2, 2013

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